Condensed parent company financial information	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed parent company financial information
Schedule 1: Condensed Parent Company financial information
As described in note 15 to the Consolidated Financial Statements, certain of the Group’s financial assets, which are held in subsidiaries of InterContinental Hotels Group PLC, are subject to restrictions. Since the Group as a whole has net liabilities, the restricted net assets of InterContinental Hotels Group PLC’s consolidated subsidiaries as of 31 December therefore exceeded 25% of consolidated net assets. This Schedule I has therefore been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, revised to include 2023 and 2022 comparatives.
The Condensed Parent Company financial information should be read in conjunction with the Consolidated Financial Statements. The condensed financial information has been prepared using the same material accounting policies as set out in the Consolidated Financial Statements. Additionally, investments in subsidiaries are included at cost less any provision for impairment in value. Where the Company grants awards over its own shares to the employees of its subsidiaries, it recognises an increase in the cost of investment in its subsidiaries equivalent to the equity-settled share-based payment charge. Any consideration received from subsidiaries in relation to those awards does not represent an increase in the cost of investment. Amounts due from Group undertakings are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method less provision for expected credit losses. In the condensed statement of cash flows, dividends received are presented within investing activities.

The condensed financial information is presented in millions of US dollars.

Dividends paid by the parent company are analysed in note
9
 to the Consolidated Financial Statements.

As at 31 December 2024, there are no mandatory dividend or redemption requirements for redeemable stocks to disclose.
Condensed statement of profit/(loss) and other comprehensive income of the Parent Company

For the year ended 31 December 2024	2024 $m	2023 $m	2022 $m

Administrative expenses	(2)	(2)	(2)

Operating loss	(2)	(2)	(2)

Dividend income from subsidiary undertaking	762	1,877	858

Financial income	30	30	4

Financial expenses	(81)	(77)	(85)

Profit before tax	709	1,828	775

Tax	16	16	21

Profit for the year	725	1,844	796

Other comprehensive income

Items that may be subsequently reclassified to profit or loss:

(Losses)/gains on cash flow hedges, including related tax charge of $2m (2023: $1m charge; 2022: $2m credit)	(51)	(36)	36

Costs of hedging	1	2	3

Hedging losses/(gains) reclassified to financial expenses	57	35	(43)

Exchange (losses)/gains on translation	(38)	119	(110)

Total other comprehensive (loss)/income for the year	(31)	120	(114)

Total comprehensive income for the year	694	1,964	682
Total comprehensive income for the year is entirely attributable to the equity holders of the Parent Company.

Condensed statement of financial position of the Parent Company

31 December 2024	2024 $m	2023 $m

ASSETS

Investments in subsidiary undertakings	4,077	4,113

Derivative financial instruments	–	1

Deferred tax assets	53	55

Total non-current assets	4,130	4,169

Amounts due from related parties	193	1,107

Other receivables	16	9

Total current assets	209	1,116

Total assets	4,339	5,285

LIABILITIES

Loans and other borrowings	(381)	(555)

Amounts due to related parties	(1)	–

Derivative financial instruments	–	(26)

Total current liabilities	(382)	(581)

Loans and other borrowings	(1,469)	(1,904)

Non-current payables	(2)	–

Derivative financial instruments	(14)	–

Total non-current liabilities	(1,485)	(1,904)

Total liabilities	(1,867)	(2,485)

Net assets	2,472	2,800

EQUITY

Called up share capital	43	46

Share premium account	94	95

Currency translation reserve	(250)	(212)

Other reserves	759	707

Retained earnings	1,826	2,164

Total equity	2,472	2,800

Condensed statement of cash flows of the Parent Company

For the year ended 31 December 2024	2024 $m	2023 $m	2022 $m

Profit for the year	725	1,844	796

Adjustments for:

Administrative expenses funded by subsidiaries	2	2	2

Net financial expenses	51	47	81

Dividend income from subsidiary undertaking	(762)	(1,877)	(858)

Income tax credit	(16)	(16)	(21)

Total adjustments	(725)	(1,844)	(796)

Changes in amounts due from related parties: operating activities	7	9	10

Cash flow from operations	7	9	10

Interest received	30	29	4

Interest paid	(84)	(74)	(80)

Net cash from operating activities	(47)	(36)	(66)

Cash flow from investing activities

Dividend received from subsidiary undertaking	762	1,877	858

Changes in amounts due from related parties: investing activities	930	(824)	132

Net cash from investing activities	1,692	1,053	990

Cash flow from financing activities

Repurchase of shares, including taxes and transaction costs	(804)	(790)	(482)

Dividends paid to shareholders	(259)	(245)	(233)

Repayment of long-term bonds	(547)	–	(209)

Settlement of currency swaps	(45)	–	–

Changes in amounts due from related parties: financing activities	10	18	–

Net cash from financing activities	(1,645)	(1,017)	(924)

Net movement in cash and cash equivalents in the year	–	–	–

Cash and cash equivalents at beginning of the year	–	–	–

Exchange rate effects	–	–	–

Cash and cash equivalents at end of the year	–	–	–

Contingencies of the Parent Company
The following UK subsidiaries will take advantage of the audit exemption set out within Section 479A of the Companies Act 2006 for the year ended 31 December 2024:

Company name	Company number

Asia Pacific Holdings Limited	03941780

Hotel InterContinental London (Holdings) Limited	06451128

IHC May Fair Hotel Limited	02323039

IHC Overseas (U.K.) Limited	02322038

IHG PS Nominees Limited	07092523

InterContinental (PB) 1	06724223

InterContinental (PB) 3 Limited	06947603

SC Leisure Group Limited	00658907

Six Continents Holdings Limited	03211009

Six Continents Hotels International Limited	00722401

Six Continents Investments Limited	00694156

Six Continents Overseas Holdings Limited	02661055
The Company will guarantee all outstanding liabilities of the above UK subsidiary undertakings as at the balance sheet date in accordance with Section 479C of the Companies Act 2006. The Company has assessed the probability of loss under the guarantees as remote.
As at 31 December 2024, 2023 and 2022 the Company had provided guarantees in respect of certain borrowings of subsidiaries, the carrying values of which are as follows:

Description	Maturity date	2024 $m	2023 $m	2022 $m

€ 600m 4.375% bonds 2029	28 November 2029	623	663	–

€ 750m 3.625% bonds 2031	27 September 2031	784	–	–

		1,407	663	–
Maturity profile of borrowings of the Parent Company
The public bonds issued by the parent company are all due within five years. The principal values to be repaid on maturity are shown below:

Description	Maturity date	2025 $m	2026 $m	2027 $m	2028 $m

£300m 3.75% bonds 2025	14 August 2025	376	–	–	–

£350m 2.125% bonds 2026	24 August 2026	–	439	–	–

€ 500m 2.125% bonds 2027	15 May 2027	–	–	521	–

£400m 3.375% bonds 2028	8 October 2028	–	–	–	502

		376	439	521	502